Fair Value Measurements - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) - USD ($)	Jun. 30, 2022	Mar. 04, 2022
Kensington Capital Acquisition Corp I V [Member]
cash	$ 230,294,899	$ 3,135